RELATED PARTY TRANSACTIONS (Details) - Subsidiaries - Japan - Guarantee of Indebtedness of Others - Parent Company [Member] - JPY (¥)	Apr. 22, 2020	Aug. 19, 2019
EDAP Technomed Co. Ltd, August 19, 2019 loan
Related Party Transaction [Line Items]
Amount warranted		¥ 80,000,000
EDAP Technomed Co. Ltd, April 22, 2020 loan
Related Party Transaction [Line Items]
Amount warranted	¥ 50,000,000